Supplement dated July 12, 2010
to the Class J Shares Prospectus
for Principal Funds, Inc.
dated March 1, 2010
As Supplemented on March 1, 2010, March 17, 2010, May 3, 2010,
May 19, 2010, May 27, 2010, June 16, 2010 and July 1, 2010

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

On page 1, add the following to the ticker symbol table:

J
Short-Term Income	PSJIX

Insert the following fund summary:

SHORT-TERM INCOME FUND

Objective: The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class J
Maximum Deferred Sales Charge (Load)	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Estimated for the year ended October 31, 2010	Class J

Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	0.45
Other Expenses	0.26
Total Annual Fund Operating Expenses	1.19%
Expense Reimbursement	0.12
Total Annual Fund Operating Expenses After Expense Reimbursement	1.07%

Principal has contractually agreed to limit the Fund’s expenses attributable to Class J shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending
February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.07%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class J	$209	$364

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years
Class J	$109	$364

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
40.8% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal Investment Strategies
The Fund invests in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by Standard & Poor’s Rating Service or Baa3 or higher by Moody’s Investors Service, Inc. or, if unrated, in the opinion of Edge Asset Management, Inc. (“Edge”) of comparable quality. Under normal circumstances, the Fund maintains an effective maturity of five years or less and a dollar-weighted average duration of three years or less. The Fund’s investments may also include corporate securities, U.S. and foreign government securities, repurchase agreements, mortgage-backed and asset-backed securities, and real estate investment trust securities.

The Fund may invest in foreign fixed-income securities, primarily bonds of foreign governments or their political subdivisions, foreign companies and supranational organizations, including non-U.S. dollar-denominated securities and U.S. dollar-denominated fixed-income securities issued by foreign issuers and foreign branches of U.S. banks.
The Fund may invest in preferred securities. The Fund may enter into dollar roll transactions, which may involve leverage. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets. This Fund may be used as part of a fund of funds strategy.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the
Fund to be more volatile than if it had not been leveraged.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or –chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on November 1, 1993. The performance of Class J shares, for periods prior to the date Class J shares were first sold is based upon the performance of Class A shares adjusted to reflect the fees and expenses of Class J shares.

Highest return for a quarter during the period of the bar chart above:	Q2 ’09	3.92%
Lowest return for a quarter during the period of the bar chart above:	Q4 ’08	-1.90%

Average Annual Total Returns
For the periods ended December 31, 2009	1 Year	5 Years	10 Years
Class J Return Before Taxes	9.68%	3.67%	4.46%
Class J Return After Taxes on Distributions	8.33%	2.33%	2.88%
Class J Return After Taxes on Distribution and Sale of Fund Shares	6.26%	2.34%	2.86%
Citigroup Broad Investment Grade Credit 1-3 Years Index (reflects no deduction for fees,
expenses, or taxes)	11.04%	4.73%	5.50%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• John R. Friedl (since 2010), Portfolio Manager
• Ryan P. McCann (since 2010), Portfolio Manager
• Scott J. Peterson (since 2010), Portfolio Manager
• Brian L. Placzek (since 2010), Head of Fixed Income, Portfolio Manager

Purchase minimums per fund (some exceptions apply):
• Initial Investment		$1,000
• For accounts with an Automatic Investment Plan (AIP)		$100
• Subsequent Investments		$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

You may purchase or redeem shares on any business day (normally any day when the New York Stock
Exchange is open for regular trading) through your Financial Professional; by sending a written request to
Principal Funds at P.O. Box 55904, Boston, MA 02205; calling us at 800-222-5852; or accessing our website
(www.principalfunds.com).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-
dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

On page 206, in the “High Yield Securities” section, add the Short-Term Income Fund to the list of funds in the first sentence of the first paragraph.

On page 210, in the “Small and Medium Capitalization Companies” section, add the Short-Term Income
Fund to the list of funds in the second sentence of the first paragraph.

MANAGEMENT OF THE FUNDS

Fees Paid to Principal
On page 227, add the following information to the table under this heading:
Short-Term Income Fund	0.48%

On page 227, in the “Fees Paid to Principal” sub-section, add the following information before the paragraph that begins, “The Fund operates as a Manager of Managers.”
The Distributor has voluntarily agreed to limit the Short-Term Income Fund’s Distribution and/or Service
(12b-1) Fees normally payable by the Fund. The expense limit will maintain the level of Distribution and/or
Service (12b-1) Fees (expressed as a percent of average net assets on an annualized basis) not to exceed
0.40% for Class J shares. The expense limit may be terminated at any time.

DIVIDENDS AND DISTRIBUTIONS

On page 230, add the Short-Term Income Fund to the list of funds in the first bullet in this section.

Supplement dated July 12, 2010
to the R-1, R-2, R-3, R-4, and R-5 Classes Prospectus
for Principal Funds, Inc.
dated March 1, 2010
(As Supplemented on March 1, 2010, March 17, 2010, May 3, 2010,
May 19, 2010, May 27, 2010, and June 16, 2010)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

On page 1, add the following to the ticker symbol table:
	R-1	R-2	R-3	R-4	R-5
Short-Term Income	PSIMX	PSINX	PSIOX	PSIPX	PSIQX

Insert the following fund summary:

SHORT-TERM INCOME FUND

Objective: The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Estimated for the year ended October 31, 2010	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5

Management Fees	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and/or Service (12b-1) Fees	0.35	0.30	0.25	0.10	N/A
Other Expenses	0.54	0.46	0.33	0.29	0.27
Total Annual Fund Operating Expenses	1.37	1.24	1.06	0.87	0.75
Expense Reimbursement	0.07	0.06	0.07	0.08	0.07
Total Annual Fund Operating Expenses	1.30%	1.18%	0.99%	0.79%	0.68%
After Expense Reimbursement

Principal has contractually agreed to limit the Fund’s expenses attributable to Class R-1, Class R-2, Class R-3,
Class R-4, and Class R-5 shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis not to exceed 1.30%
for Class R-1, 1.18% for Class R-2, 0.99% for Class R-3, 0.79% for Class R-4, and 0.68% for Class R-5.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class R-1	$132	$426
Class R-2	$120	$386
Class R-3	$101	$329
Class R-4	$81	$268
Class R-5	$69	$231

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.8% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal Investment Strategies
The Fund invests in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by Standard & Poor’s Rating Service or Baa3 or higher by Moody’s
Investors Service, Inc. or, if unrated, in the opinion of Edge Asset Management, Inc. (“Edge”) of comparable quality. Under normal circumstances, the Fund maintains an effective maturity of five years or less and a dollar-
weighted average duration of three years or less. The Fund’s investments may also include corporate securities,
U.S. and foreign government securities, repurchase agreements, mortgage-backed and asset-backed securities, and real estate investment trust securities.

The Fund may invest in foreign fixed-income securities, primarily bonds of foreign governments or their political subdivisions, foreign companies and supranational organizations, including non-U.S. dollar-denominated securities and U.S. dollar-denominated fixed-income securities issued by foreign issuers and foreign branches of U.S. banks. The Fund may invest in preferred securities. The Fund may enter into dollar roll transactions, which may involve leverage. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets. This
Fund may be used as part of a fund of funds strategy.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk.
The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-
income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or –chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association,
and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of
Class A shares. The predecessor fund commenced operations on November 1, 1993. The R-1, R-2, R-3, R-4 and R-5 Class shares were first sold on July 12, 2010.

Highest return for a quarter during the period of the bar chart above:	Q2 ’09	3.89%
Lowest return for a quarter during the period of the bar chart above:	Q4 ’08	-1.92%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	10 Years
Class R-1 Return Before Taxes	10.43%	3.43%	4.23%
Class R-1 Return After Taxes on Distributions	9.08%	2.09%	2.65%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	6.74%	2.13%	2.65%
Class R-2 Return Before Taxes	10.56%	3.55%	4.35%
Class R-3 Return Before Taxes	10.77%	3.75%	4.55%
Class R-4 Return Before Taxes	10.87%	3.87%	4.66%
Class R-5 Return Before Taxes	10.87%	3.87%	4.66%
Citigroup Broad Investment Grade Credit 1-3 Years Index (reflects no deduction for fees,
expenses, or taxes)	11.04%	4.73%	5.50%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
•	John R. Friedl (since 2010), Portfolio Manager
•	Ryan P. McCann (since 2010), Portfolio Manager
•	Scott J. Peterson (since 2010), Portfolio Manager
•	Brian L. Placzek (since 2010), Head of Fixed Income, Portfolio Manager

Purchase and Sale of Fund Shares
There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the
New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-
dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS
On page 261, in the “High Yield Securities” section, add the Short-Term Income Fund to the list of funds in the first sentence of the first paragraph.

On page 265, in the “Small and Medium Capitalization Companies” section, add the Short-Term Income
Fund to the list of funds in the second sentence of the first paragraph.

MANAGEMENT OF THE FUNDS

Fees Paid to Principal
On page 284, add the following information to the table under this heading:
Short-Term Income Fund	0.48%

DIVIDENDS AND DISTRIBUTIONS

On page 287, add the Short-Term Income Fund to the list of funds in the first bullet in this section.

SUPPLEMENT DATED JULY 12, 2010
TO THE STATEMENT OF ADDITIONAL INFORMATION
FOR PRINCIPAL FUNDS, INC.
DATED MARCH 1, 2010
(as supplemented on March 17, 2010, May 3, 2010,
May 19, 2010, May 27, 2010, and June 16, 2010)

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

On page 3, add the following to the ticker symbol table:

	J	R-1	R-2	R-3	R-4	R-5
Short-Term Income	PSJIX	PSIMX	PSINX	PSIOX	PSIPX	PSIQX

FUND HISTORY
On page 6, add an “X” to the Class J, R-1, R-2, R-3, R-4, and R-5 columns on the Short-Term Income
Fund line.

INVESTMENT ADVISORY AND OTHER SERVICES
Add the following information to the table on pages 104-105:
	R-1	R-2	R-3	R-4	R-5	Class J	Expiration
Short-Term Income	1.30%	1.18%	0.99%	0.79%	0.68%	1.07%	2/29/2012